Summary of significant accounting and reporting policies - Schedule of Average and Closing Exchange Rate for the U.S. Dollar (Details)	12 Months Ended
	Dec. 31, 2017 $ / £	Dec. 31, 2017 $ / £ $ / €	Dec. 31, 2017 $ / £ $ / ₪	Dec. 31, 2017 $ / £ $ / $	Dec. 31, 2016 $ / £	Dec. 31, 2016 $ / £ $ / €	Dec. 31, 2016 $ / £ $ / ₪	Dec. 31, 2016 $ / £ $ / $	Dec. 31, 2015 $ / £	Dec. 31, 2015 $ / £ $ / €	Dec. 31, 2015 $ / £ $ / ₪	Dec. 31, 2015 $ / £ $ / $	Dec. 31, 2017 $ / €	Dec. 31, 2017 $ / ₪	Dec. 31, 2017 $ / $	Dec. 31, 2016 $ / €	Dec. 31, 2016 $ / ₪	Dec. 31, 2016 $ / $	Dec. 31, 2015 $ / €	Dec. 31, 2015 $ / ₪	Dec. 31, 2015 $ / $
Corporate Information And Statement Of IFRS Compliance [Abstract]
Average rate	1.2885	1.1293	0.2780	0.7244	1.3555	1.1066	0.2605	0.7244	1.5285	1.1096	0.2573	0.7278
Closing rate	1.3518	1.3518	1.3518	1.3518	1.2312	1.2312	1.2312	1.2312	1.4834	1.4834	1.4834	1.4834	1.1993	0.2880	0.7484	1.0541	0.2604	0.6919	1.0887	0.2563	0.7062